REVENUE RECOGNITION - Reconciliation of Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Contract Balances
Accounts receivable (net of allowances of $44 in 2022 and $44 in 2021)	$ 2,279	$ 1,444
Contract assets	62	72
Deferred income (current)	872	854
Deferred income (noncurrent)	475	$ 543
Revenue recognized that was included in deferred income at the beginning of the period	$ 877